REVENUE (Tables)	12 Months Ended
Dec. 31, 2017
Revenue [abstract]
Schedule of detail of revenues

The detail of revenues is as follows:

	For the periods ended
	December 31,
	2017	2016	2015
	ThUS$	ThUS$	ThUS$

Passengers LAN	4,313,287	4,104,348	4,241,918
Passengers TAM	4,181,190	3,773,367	4,168,696
Cargo	1,119,430	1,110,625	1,329,431
Total	9,613,907	8,988,340	9,740,045